PREPAYMENTS, OTHER RECEIVABLES AND OTHER ASSETS - Additional information (Details) - USD ($)	9 Months Ended	12 Months Ended
	Dec. 31, 2021	Mar. 31, 2022	Mar. 31, 2021
Discontinued operations
Allowance for Doubtful Other Receivables, Current			$ 38,519
Amount of additional allowance received	$ 24,838	$ 35,983	93,246
Write off of receivables	26,555	1,134	295,741
Allowance recovered	12,308	12,352	125,940
Continuing operations
Allowance for Doubtful Other Receivables, Current		0	3,240
Amount of additional allowance received	55,459	84,600	175,460
Write off of receivables	$ 32,201	84,600	172,336
Allowance recovered		$ 3,308	$ 0